Balance Sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash	$ 399,876	$ 1,079,839	$ 7,839,472
Prepaid expenses	181,900	258,424	121,371
Total current assets	581,776	1,338,263	7,960,843
Other assets	140,132	200,000	7,566
Operating lease ROU asset	260,779	291,140
Fixed assets, net			40,182
Total assets	982,687	1,829,403	8,008,591
Current liabilities
Accounts payable and accrued liabilities	852,928	840,234	650,681
Accrued compensation		10,000	142,293
Operating lease liability - current portion	135,058	132,608
Paycheck protection program loan - current portion	260,499	216,902
Deferred revenue	6,667	15,417	28,400
Total current liabilities	1,255,152	1,215,161	821,374
Paycheck protection program loan - long term	104,931	148,528
Operating lease liability - long-term portion	569,276	603,676
Total liabilities	1,929,359	1,967,365	821,374
Commitments and contingencies
Series A convertible preferred stock, $0.01 par value, 1,000,000 shares authorized; nil, 1,000,000 and 1,000,000 shares issued and outstanding as of December 31, 2020, September 30, 2020 and September 30, 2019 respectively		10,000	10,000
Common stock, $0.01 par value, 681,000,000 shares authorized; 27,377,696, 27,505,196 and 40,792,510 shares outstanding; and 40,792,510, 40,792,510 and 40,792,510 issued as of December 31, 2020, September 30, 2020 and September 30, 2019 respectively	407,925	407,925	407,925
Treasury stock, at cost 13,414,814, 13,287,314 and 13,287,314 shares as of December 31, 2020, September 30, 2020 and September 30, 2019 respectively	(590,000)	(550,000)
Additional paid-in capital	68,461,746	68,420,721	68,225,828
Accumulated deficit	(69,226,343)	(68,426,608)	(61,456,536)
Total stockholders' deficit	(946,672)	(137,962)	7,187,217
Total liabilities and stockholders' deficit	$ 982,687	$ 1,829,403	$ 8,008,591